Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
BWX Technologies, Inc. ............... 13,877 $ 1,318,315
Curtiss-Wright Corp. .................. 5,807 1,573,581
Hexcel Corp. ....................... 12,593 786,433
Huntington Ingalls Industries, Inc. ......... 6,011 1,480,689
Loar Holdings, Inc.
(a)
.................. 1,577 84,227
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 17,649 580,123
Textron, Inc. ....................... 28,956 2,486,162
Woodward, Inc. ..................... 9,057 1,579,360
9,888,890
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 17,460 1,538,575
GXO Logistics, Inc.
(a) (b)
................ 17,867 902,284
2,440,859
Automobile Components — 0.4%
BorgWarner, Inc. .................... 35,007 1,128,626
Gentex Corp. ...................... 35,208 1,186,862
Lear Corp. ........................ 8,593 981,406
QuantumScape Corp. , Class A
(a) (b)
........ 55,013 270,664
3,567,558
Automobiles — 0.4%
Harley-Davidson, Inc. ................. 18,419 617,773
Lucid Group, Inc.
(a)
................... 135,104 352,621
Rivian Automotive, Inc. , Class A
(a)
......... 125,261 1,681,003
Thor Industries, Inc. .................. 7,741 723,397
3,374,794
Banks — 1.9%
Bank OZK ........................ 16,397 672,277
BOK Financial Corp. .................. 3,552 325,505
Columbia Banking System, Inc. .......... 32,049 637,455
Comerica, Inc. ...................... 20,251 1,033,611
Commerce Bancshares, Inc. ............ 18,242 1,017,539
Cullen/Frost Bankers, Inc. .............. 9,011 915,788
East West Bancorp, Inc. ............... 22,022 1,612,671
First Hawaiian, Inc. .................. 19,677 408,495
First Horizon Corp. ................... 86,893 1,370,303
FNB Corp. ........................ 54,586 746,736
Pinnacle Financial Partners, Inc. .......... 11,650 932,466
Popular, Inc. ....................... 10,958 969,016
Prosperity Bancshares, Inc. ............. 13,753 840,858
Synovus Financial Corp. ............... 22,370 899,050
TFS Financial Corp. .................. 7,691 97,060
Webster Financial Corp. ............... 26,696 1,163,679
Western Alliance Bancorp .............. 16,439 1,032,698
Wintrust Financial Corp. ............... 9,394 925,873
Zions Bancorp NA ................... 22,154 960,819
16,561,899
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 1,384 422,189
Celsius Holdings, Inc.
(a) (b)
............... 26,807 1,530,412
Coca-Cola Consolidated, Inc. ............ 898 974,330
2,926,931
Biotechnology — 1.6%
(a)
Apellis Pharmaceuticals, Inc. ............ 16,051 615,716
Cerevel Therapeutics Holdings, Inc. ....... 10,496 429,182
Exact Sciences Corp. ................. 28,102 1,187,310
Exelixis, Inc. ....................... 43,571 979,040
Ionis Pharmaceuticals, Inc.
(b)
............ 22,076 1,052,142
Natera, Inc. ........................ 17,290 1,872,334
Neurocrine Biosciences, Inc. ............ 15,182 2,090,106
Security
Shares
Shares Value
Biotechnology (continued)
Roivant Sciences Ltd. ................. 53,349 $ 563,899
Sarepta Therapeutics, Inc.
(b)
............ 13,786 2,178,188
Ultragenyx Pharmaceutical, Inc.
(b)
......... 13,283 545,931
United Therapeutics Corp.
(b)
............. 6,648 2,117,721
Viking Therapeutics, Inc. ............... 16,008 848,584
14,480,153
Broadline Retail — 0.4%
Dillard's, Inc. , Class A ................. 467 205,662
Etsy, Inc.
(a)
........................ 17,704 1,044,182
Kohl's Corp. ....................... 16,812 386,508
Macy's, Inc. ....................... 41,684 800,333
Nordstrom, Inc. ..................... 15,226 323,096
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 9,278 910,821
3,670,602
Building Products — 1.8%
A O Smith Corp. .................... 18,295 1,496,165
AAON, Inc. ........................ 10,395 906,860
Advanced Drainage Systems, Inc. ........ 10,115 1,622,345
Allegion plc ........................ 13,313 1,572,931
Armstrong World Industries, Inc. .......... 6,613 748,856
AZEK Co., Inc. (The) , Class A
(a)
.......... 21,851 920,583
Fortune Brands Innovations, Inc. ......... 18,983 1,232,756
Hayward Holdings, Inc.
(a) (b)
.............. 22,081 271,596
Lennox International, Inc. .............. 4,879 2,610,167
Owens Corning ..................... 13,133 2,281,465
Simpson Manufacturing Co., Inc. ......... 6,451 1,087,187
Trex Co., Inc.
(a)
..................... 16,497 1,222,758
15,973,669
Capital Markets — 2.2%
Affiliated Managers Group, Inc. .......... 4,920 768,652
Carlyle Group, Inc. (The) ............... 35,255 1,415,488
Evercore, Inc. , Class A ................ 5,556 1,158,037
FactSet Research Systems, Inc. .......... 5,790 2,363,883
Houlihan Lokey, Inc. , Class A ............ 7,894 1,064,585
Invesco Ltd. ....................... 56,017 838,014
Janus Henderson Group plc ............ 19,847 669,042
Jefferies Financial Group, Inc. ........... 28,329 1,409,651
Lazard, Inc. ....................... 16,903 645,357
MarketAxess Holdings, Inc. ............. 5,742 1,151,443
Morningstar, Inc. .................... 4,320 1,278,072
Robinhood Markets, Inc. , Class A
(a) (b)
....... 101,230 2,298,933
SEI Investments Co. .................. 15,479 1,001,337
Stifel Financial Corp. ................. 15,184 1,277,734
TPG, Inc. , Class A ................... 12,931 535,990
Virtu Financial, Inc. , Class A ............. 12,948 290,683
XP, Inc. , Class A .................... 66,380 1,167,624
19,334,525
Chemicals — 1.2%
Ashland, Inc. ....................... 7,601 718,219
Axalta Coating Systems Ltd.
(a)
........... 33,525 1,145,549
Chemours Co. (The) .................. 22,692 512,158
Element Solutions, Inc. ................ 34,064 923,816
FMC Corp. ........................ 18,953 1,090,745
Huntsman Corp. .................... 24,872 566,335
Mosaic Co. (The) .................... 48,699 1,407,401
NewMarket Corp. .................... 1,023 527,428
Olin Corp. ......................... 18,177 857,046
RPM International, Inc. ................ 19,349 2,083,500
Scotts Miracle-Gro Co. (The) ............ 6,464 420,548
10,252,745

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.
(a)
................. 7,846 $ 1,774,373
MSA Safety, Inc. .................... 5,633 1,057,258
Stericycle, Inc.
(a)
.................... 14,031 815,622
Tetra Tech, Inc. ..................... 8,113 1,658,946
Vestis Corp. ....................... 20,012 244,747
5,550,946
Communications Equipment — 0.6%
Ciena Corp.
(a)
...................... 21,909 1,055,576
F5, Inc.
(a)
......................... 8,892 1,531,469
Juniper Networks, Inc. ................ 48,932 1,784,061
Lumentum Holdings, Inc.
(a)
............. 10,158 517,245
Ubiquiti, Inc. ....................... 634 92,348
4,980,699
Construction & Engineering — 1.2%
AECOM .......................... 20,661 1,821,061
API Group Corp.
(a)
................... 34,619 1,302,713
Comfort Systems USA, Inc. ............. 5,350 1,627,042
EMCOR Group, Inc. .................. 7,077 2,583,671
MasTec, Inc.
(a)
...................... 9,537 1,020,364
MDU Resources Group, Inc. ............ 30,915 775,966
Valmont Industries, Inc. ................ 3,029 831,309
WillScot Mobile Mini Holdings Corp.
(a)
...... 28,111 1,058,098
11,020,224
Construction Materials — 0.1%
Eagle Materials, Inc. .................. 5,189 1,128,400
Consumer Finance — 0.5%
Ally Financial, Inc. ................... 41,779 1,657,373
Credit Acceptance Corp.
(a) (b)
............. 959 493,578
OneMain Holdings, Inc. ................ 17,303 839,023
SLM Corp. ........................ 33,497 696,403
SoFi Technologies, Inc.
(a) (b)
............. 157,745 1,042,694
4,729,071
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc. , Class A ........... 63,610 1,256,297
BJ's Wholesale Club Holdings, Inc.
(a)
....... 20,079 1,763,739
Casey's General Stores, Inc. ............ 5,634 2,149,709
Grocery Outlet Holding Corp.
(a)
........... 14,984 331,446
Maplebear, Inc.
(a)
.................... 26,193 841,843
Performance Food Group Co.
(a) (b)
......... 23,261 1,537,785
US Foods Holding Corp.
(a)
.............. 34,869 1,847,360
9,728,179
Containers & Packaging — 1.6%
AptarGroup, Inc. .................... 10,048 1,414,859
Ardagh Group SA , Class A ............. 885 5,655
Avery Dennison Corp. ................. 12,196 2,666,655
Berry Global Group, Inc. ............... 17,630 1,037,526
Crown Holdings, Inc. ................. 17,798 1,323,993
Graphic Packaging Holding Co. .......... 46,288 1,213,209
Packaging Corp. of America ............ 13,496 2,463,830
Sealed Air Corp. .................... 23,089 803,266
Silgan Holdings, Inc. .................. 12,615 533,993
Sonoco Products Co. ................. 14,907 756,083
WestRock Co. ...................... 38,936 1,956,923
14,175,992
Distributors — 0.2%
Pool Corp. ........................ 5,674 1,743,790
Diversified Consumer Services — 0.6%
ADT, Inc. ......................... 44,154 335,570
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 8,772 965,622
Duolingo, Inc. , Class A
(a)
............... 5,584 1,165,213
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.
(a)
.......... 4,449 $ 622,460
H&R Block, Inc. ..................... 21,123 1,145,500
Service Corp. International ............. 21,713 1,544,446
5,778,811
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.
(a) (b)
.... 37,368 978,294
Iridium Communications, Inc. ............ 18,239 485,522
Liberty Global Ltd. , Class A
(a)
............ 25,247 440,055
Liberty Global Ltd. , Class C, NVS
(a)
........ 26,188 467,456
2,371,327
Electric Utilities — 0.6%
IDACORP, Inc. ..................... 7,696 716,882
NRG Energy, Inc. .................... 32,553 2,534,577
OGE Energy Corp. ................... 30,427 1,086,244
Pinnacle West Capital Corp. ............ 17,281 1,319,923
5,657,626
Electrical Equipment — 0.7%
Acuity Brands, Inc. ................... 4,687 1,131,629
Generac Holdings, Inc.
(a)
............... 8,962 1,184,956
nVent Electric plc .................... 25,145 1,926,358
Regal Rexnord Corp. ................. 10,105 1,366,398
Sensata Technologies Holding plc ......... 22,745 850,436
6,459,777
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.
(a)
............... 8,195 989,628
Avnet, Inc. ........................ 13,665 703,611
Cognex Corp. ...................... 26,163 1,223,382
Coherent Corp.
(a)
.................... 20,122 1,458,040
Crane NXT Co. ..................... 7,460 458,193
IPG Photonics Corp.
(a)
................ 4,329 365,325
Jabil, Inc. ......................... 17,880 1,945,165
Littelfuse, Inc. ...................... 3,715 949,517
TD SYNNEX Corp. ................... 11,472 1,323,869
Vontier Corp.
(b)
..................... 23,506 897,929
10,314,659
Energy Equipment & Services — 0.5%
NOV, Inc. ......................... 59,936 1,139,383
TechnipFMC plc ..................... 65,285 1,707,203
Weatherford International plc
(a)
........... 10,983 1,344,868
4,191,454
Entertainment — 0.4%
Liberty Media Corp.-Liberty Live , Class A
(a)
... 2,986 112,005
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)
......................... 7,067 270,454
Madison Square Garden Sports Corp.
(a)
..... 2,830 532,408
Playtika Holding Corp. ................ 10,707 84,264
Roku, Inc. , Class A
(a)
................. 19,236 1,152,813
TKO Group Holdings, Inc. , Class A ........ 12,010 1,296,960
3,448,904
Financial Services — 1.3%
Affirm Holdings, Inc. , Class A
(a)
........... 35,347 1,067,833
Equitable Holdings, Inc. ............... 49,909 2,039,282
Euronet Worldwide, Inc.
(a)
.............. 6,633 686,515
Jack Henry & Associates, Inc. ........... 11,040 1,832,861
MGIC Investment Corp. ............... 40,885 881,072
Shift4 Payments, Inc. , Class A
(a) (b)
......... 9,266 679,661
Toast, Inc. , Class A
(a) (b)
................ 67,521 1,740,016
UWM Holdings Corp. , Class A ........... 14,358 99,501
Voya Financial, Inc. .................. 16,512 1,174,829
Western Union Co. (The) .............. 43,838 535,700

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
WEX, Inc.
(a)
........................ 6,677 $ 1,182,764
11,920,034
Food Products — 0.5%
Darling Ingredients, Inc.
(a)
.............. 24,132 886,851
Flowers Foods, Inc. .................. 28,525 633,255
Freshpet, Inc.
(a)
..................... 7,085 916,728
Ingredion, Inc. ...................... 9,974 1,144,018
Pilgrim's Pride Corp.
(a)
................ 6,278 241,640
Post Holdings, Inc.
(a)
.................. 7,519 783,179
Seaboard Corp. ..................... 39 123,269
4,728,940
Gas Utilities — 0.2%
National Fuel Gas Co. ................ 13,866 751,399
UGI Corp. ......................... 31,939 731,403
1,482,802
Ground Transportation — 1.0%
Avis Budget Group, Inc. ............... 2,617 273,529
Knight-Swift Transportation Holdings, Inc. ... 23,818 1,188,995
Landstar System, Inc. ................. 5,414 998,775
Lyft, Inc. , Class A
(a)
................... 55,554 783,311
Ryder System, Inc. ................... 6,558 812,405
Saia, Inc.
(a) (b)
....................... 4,031 1,911,863
Schneider National, Inc. , Class B ......... 7,145 172,623
U-Haul Holding Co. , NVS
(b)
............. 15,264 916,145
U-Haul Holding Co.
(a)
................. 1,174 72,471
XPO, Inc.
(a)
........................ 17,401 1,847,116
8,977,233
Health Care Equipment & Supplies — 0.8%
Dentsply Sirona, Inc. ................. 31,504 784,765
Enovis Corp.
(a) (b)
..................... 8,467 382,708
Envista Holdings Corp.
(a) (b)
.............. 26,591 442,208
Globus Medical, Inc. , Class A
(a)
.......... 17,299 1,184,809
Inspire Medical Systems, Inc.
(a) (b)
......... 4,530 606,250
Masimo Corp.
(a)
..................... 6,520 821,129
Penumbra, Inc.
(a)
.................... 5,612 1,009,992
QuidelOrtho Corp.
(a) (b)
................. 8,204 272,537
Teleflex, Inc. ....................... 7,253 1,525,523
7,029,921
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(a)
............ 13,850 935,429
Amedisys, Inc.
(a)
.................... 4,878 447,800
Chemed Corp. ...................... 2,289 1,241,966
DaVita, Inc.
(a)
....................... 7,801 1,080,985
Encompass Health Corp. .............. 15,273 1,310,271
Henry Schein, Inc.
(a) (b)
................. 19,720 1,264,052
Premier, Inc. , Class A ................. 18,120 338,300
R1 RCM, Inc.
(a)
..................... 24,173 303,613
Tenet Healthcare Corp.
(a)
............... 14,758 1,963,257
Universal Health Services, Inc. , Class B .... 8,810 1,629,233
10,514,906
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ...... 57,870 953,698
Medical Properties Trust, Inc.
(b)
........... 90,350 389,408
Omega Healthcare Investors, Inc. ......... 37,555 1,286,259
2,629,365
Health Care Technology — 0.1%
(a)
Certara, Inc.
(b)
...................... 18,307 253,552
Doximity, Inc. , Class A ................ 18,229 509,865
763,417
Security
Shares
Shares Value
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............. 106,095 $ 1,907,588
Park Hotels & Resorts, Inc. ............. 31,609 473,503
2,381,091
Hotels, Restaurants & Leisure — 2.3%
Aramark .......................... 39,859 1,356,003
Boyd Gaming Corp. .................. 10,451 575,850
Caesars Entertainment, Inc.
(a)
........... 32,739 1,301,048
Cava Group, Inc.
(a)
................... 11,485 1,065,234
Choice Hotels International, Inc.
(b)
......... 4,380 521,220
Churchill Downs, Inc. ................. 10,605 1,480,458
Dutch Bros, Inc. , Class A
(a)
............. 13,936 576,950
Hyatt Hotels Corp. , Class A
(b)
............ 6,665 1,012,547
Light & Wonder, Inc. , Class A
(a)
........... 13,737 1,440,737
Marriott Vacations Worldwide Corp. ........ 5,297 462,534
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 65,158 1,224,319
Penn Entertainment, Inc.
(a)
.............. 22,931 443,829
Planet Fitness, Inc. , Class A
(a)
........... 13,248 974,920
Texas Roadhouse, Inc. ................ 10,149 1,742,685
Travel + Leisure Co. .................. 10,421 468,737
Vail Resorts, Inc. .................... 5,780 1,041,151
Wendy's Co. (The) ................... 26,455 448,677
Wingstop, Inc. ...................... 4,466 1,887,600
Wyndham Hotels & Resorts, Inc. ......... 11,940 883,560
Wynn Resorts Ltd. ................... 15,551 1,391,814
20,299,873
Household Durables — 0.9%
Leggett & Platt, Inc. .................. 20,242 231,973
Mohawk Industries, Inc.
(a)
.............. 8,078 917,580
Newell Brands, Inc. .................. 63,141 404,734
SharkNinja, Inc. ..................... 10,075 757,136
Tempur Sealy International, Inc. .......... 25,538 1,208,969
Toll Brothers, Inc. .................... 15,789 1,818,577
TopBuild Corp.
(a)
.................... 4,834 1,862,395
Whirlpool Corp. ..................... 8,054 823,119
8,024,483
Household Products — 0.1%
Reynolds Consumer Products, Inc. ........ 8,275 231,534
Spectrum Brands Holdings, Inc. .......... 4,460 383,248
614,782
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. ............ 20,567 583,692
Clearway Energy, Inc. , Class A ........... 5,273 119,486
Clearway Energy, Inc. , Class C .......... 12,474 307,983
1,011,161
Industrial REITs — 0.6%
Americold Realty Trust, Inc. ............. 43,251 1,104,630
EastGroup Properties, Inc. ............. 7,321 1,245,302
First Industrial Realty Trust, Inc. .......... 20,101 954,998
Rexford Industrial Realty, Inc. ........... 32,823 1,463,578
STAG Industrial, Inc. ................. 27,543 993,201
5,761,709
Insurance — 2.6%
American Financial Group, Inc. .......... 11,140 1,370,443
Assurant, Inc. ...................... 8,258 1,372,892
Assured Guaranty Ltd. ................ 8,181 631,164
Axis Capital Holdings Ltd. .............. 11,901 840,806
Brighthouse Financial, Inc.
(a)
............ 9,534 413,204
Everest Group Ltd. ................... 6,558 2,498,729
First American Financial Corp. ........... 15,373 829,373
Globe Life, Inc. ..................... 15,049 1,238,232
Hanover Insurance Group, Inc. (The) ...... 5,458 684,652

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Kemper Corp. ...................... 9,321 $ 553,015
Kinsale Capital Group, Inc. ............. 3,424 1,319,199
Lincoln National Corp. ................ 24,581 764,469
Old Republic International Corp. .......... 40,067 1,238,070
Primerica, Inc. ...................... 5,454 1,290,307
Reinsurance Group of America, Inc. ....... 9,999 2,052,495
RenaissanceRe Holdings Ltd. ........... 7,892 1,763,941
RLI Corp. ......................... 6,364 895,351
Ryan Specialty Holdings, Inc. , Class A ...... 15,676 907,797
Unum Group ....................... 27,519 1,406,496
White Mountains Insurance Group Ltd.
(b)
.... 385 699,718
22,770,353
Interactive Media & Services — 0.3%
(a)
IAC, Inc. .......................... 11,323 530,483
Match Group, Inc. ................... 40,297 1,224,223
TripAdvisor, Inc. ..................... 16,423 292,494
Trump Media & Technology Group Corp. .... 8,774 287,348
ZoomInfo Technologies, Inc. ............ 47,934 612,117
2,946,665
IT Services — 0.4%
Amdocs Ltd. ....................... 17,435 1,375,970
DXC Technology Co.
(a)
................ 27,615 527,170
Globant SA
(a)
....................... 6,402 1,141,221
Kyndryl Holdings, Inc.
(a)
................ 34,606 910,484
3,954,845
Leisure Products — 0.4%
Brunswick Corp. .................... 10,276 747,785
Hasbro, Inc. ....................... 21,169 1,238,386
Mattel, Inc.
(a) (b)
...................... 52,148 847,926
Polaris, Inc. ........................ 7,948 622,408
YETI Holdings, Inc.
(a) (b)
................ 12,965 494,615
3,951,120
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(a)
........... 15,842 308,127
Azenta, Inc.
(a) (b)
..................... 8,343 439,009
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 2,939 802,670
Bio-Techne Corp. .................... 23,644 1,694,092
Bruker Corp.
(b)
...................... 16,023 1,022,428
Charles River Laboratories International, Inc.
(a)
7,775 1,606,159
Fortrea Holdings, Inc.
(a)
................ 1,797 41,942
Medpace Holdings, Inc.
(a)
.............. 3,867 1,592,624
QIAGEN NV
(a)
...................... 33,697 1,384,610
Repligen Corp.
(a) (b)
................... 8,618 1,086,385
Sotera Health Co.
(a) (b)
................. 19,491 231,358
10,209,404
Machinery — 2.6%
AGCO Corp. ....................... 9,473 927,217
Allison Transmission Holdings, Inc. ........ 13,303 1,009,698
Crane Co. ......................... 7,444 1,079,231
Donaldson Co., Inc. .................. 18,277 1,307,902
Esab Corp. ........................ 8,607 812,759
Flowserve Corp. .................... 19,987 961,375
Gates Industrial Corp. plc
(a)
............. 31,194 493,177
Graco, Inc. ........................ 25,461 2,018,548
ITT, Inc. .......................... 12,541 1,620,046
Lincoln Electric Holdings, Inc. ........... 8,401 1,584,765
Middleby Corp. (The)
(a)
................ 8,105 993,754
Nordson Corp. ...................... 8,638 2,003,498
Oshkosh Corp. ..................... 9,929 1,074,318
Pentair plc ........................ 25,132 1,926,870
RBC Bearings, Inc.
(a) (b)
................ 4,326 1,167,068
Snap-on, Inc. ...................... 7,875 2,058,446
Security
Shares
Shares Value
Machinery (continued)
Timken Co. (The) .................... 9,835 $ 788,079
Toro Co. (The) ...................... 15,895 1,486,342
23,313,093
Marine Transportation — 0.1%
Kirby Corp.
(a)
....................... 8,829 1,057,096
Media — 1.0%
Interpublic Group of Cos., Inc. (The) ....... 57,348 1,668,253
Liberty Broadband Corp. , Class A
(a)
........ 2,516 137,374
Liberty Broadband Corp. , Class C, NVS
(a)
... 16,797 920,811
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)
. 22,440 497,271
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a)
......................... 10,801 239,242
New York Times Co. (The) , Class A ........ 24,471 1,253,160
News Corp. , Class A, NVS ............. 57,928 1,597,075
News Corp. , Class B ................. 17,301 491,175
Nexstar Media Group, Inc. .............. 4,742 787,220
Paramount Global , Class A ............. 1,404 25,805
Paramount Global , Class B, NVS ......... 90,074 935,869
8,553,255
Metals & Mining — 1.0%
Alcoa Corp. ........................ 27,166 1,080,664
ATI, Inc.
(a)
......................... 18,781 1,041,406
Cleveland-Cliffs, Inc.
(a)
................ 71,245 1,096,461
MP Materials Corp. , Class A
(a) (b)
.......... 19,935 253,773
Reliance, Inc. ...................... 8,692 2,482,435
Royal Gold, Inc. ..................... 9,996 1,251,099
United States Steel Corp. .............. 33,915 1,281,987
8,487,825
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ............... 106,577 1,016,744
Annaly Capital Management, Inc. ......... 78,278 1,491,979
Rithm Capital Corp. .................. 74,029 807,656
Starwood Property Trust, Inc. ............ 45,421 860,274
4,176,653
Multi-Utilities — 0.2%
NiSource, Inc. ...................... 68,272 1,966,916
Office REITs — 0.4%
Boston Properties, Inc. ................ 23,905 1,471,592
Cousins Properties, Inc. ............... 23,056 533,746
Highwoods Properties, Inc. ............. 15,873 416,984
Kilroy Realty Corp. ................... 17,789 554,483
Vornado Realty Trust ................. 26,675 701,286
3,678,091
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp. ............... 51,594 760,496
Antero Resources Corp.
(a)
.............. 44,155 1,440,778
APA Corp. ........................ 55,082 1,621,614
Chesapeake Energy Corp. ............. 19,980 1,642,156
Chord Energy Corp. .................. 9,405 1,577,030
Civitas Resources, Inc. ................ 15,212 1,049,628
DT Midstream, Inc. ................... 14,781 1,049,894
EQT Corp. ........................ 66,713 2,467,047
HF Sinclair Corp. .................... 24,660 1,315,364
Matador Resources Co. ............... 17,891 1,066,304
New Fortress Energy, Inc. , Class A ........ 10,305 226,504
Ovintiv, Inc. ........................ 40,828 1,913,608
Permian Resources Corp. , Class A ........ 95,588 1,543,746
Range Resources Corp. ............... 36,086 1,209,964
Southwestern Energy Co.
(a)
............. 166,946 1,123,547
Texas Pacific Land Corp. ............... 2,859 2,099,278

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy, Inc. , Class A ............. 13,900 $ 521,667
22,628,625
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 9,805 807,246
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................. 19,099 771,600
American Airlines Group, Inc.
(b)
........... 99,635 1,128,864
1,900,464
Personal Care Products — 0.4%
(a)
BellRing Brands, Inc. ................. 19,835 1,133,372
Coty, Inc. , Class A ................... 60,014 601,340
elf Beauty, Inc. ..................... 8,054 1,697,139
3,431,851
Pharmaceuticals — 0.7%
Catalent, Inc.
(a)
..................... 27,866 1,566,905
Elanco Animal Health, Inc.
(a)
............. 76,179 1,099,263
Intra-Cellular Therapies, Inc.
(a)
........... 15,918 1,090,224
Jazz Pharmaceuticals plc
(a)
............. 9,263 988,640
Organon & Co. ..................... 39,160 810,612
Perrigo Co. plc ..................... 20,628 529,727
6,085,371
Professional Services — 1.2%
CACI International, Inc. , Class A
(a) (b)
....... 3,360 1,445,237
Clarivate plc
(a) (b)
..................... 62,132 353,531
Concentrix Corp. .................... 7,229 457,451
Dayforce, Inc.
(a) (b)
.................... 22,560 1,118,976
Dun & Bradstreet Holdings, Inc. .......... 46,033 426,265
FTI Consulting, Inc.
(a)
................. 5,353 1,153,732
Genpact Ltd. ....................... 26,737 860,664
KBR, Inc. ......................... 20,258 1,299,348
ManpowerGroup, Inc. ................. 7,275 507,795
Parsons Corp.
(a)
..................... 6,964 569,725
Paycor HCM, Inc.
(a)
.................. 11,047 140,297
Paylocity Holding Corp.
(a)
.............. 6,688 881,813
Robert Half, Inc. .................... 15,555 995,209
Science Applications International Corp. .... 7,778 914,304
11,124,347
Real Estate Management & Development — 0.4%
(a)
Howard Hughes Holdings, Inc. ........... 4,713 305,497
Jones Lang LaSalle, Inc. ............... 7,193 1,476,579
Zillow Group, Inc. , Class A .............. 7,158 322,396
Zillow Group, Inc. , Class C, NVS ......... 24,141 1,119,901
3,224,373
Residential REITs — 0.6%
American Homes 4 Rent , Class A ......... 51,394 1,909,801
Camden Property Trust ................ 15,751 1,718,592
Equity LifeStyle Properties, Inc. .......... 28,140 1,832,758
5,461,151
Retail REITs — 0.9%
Agree Realty Corp. .................. 15,075 933,745
Brixmor Property Group, Inc. ............ 45,610 1,053,135
Federal Realty Investment Trust .......... 12,545 1,266,669
Kimco Realty Corp. .................. 100,277 1,951,390
NNN REIT, Inc. ..................... 27,588 1,175,249
Regency Centers Corp. ............... 27,981 1,740,418
8,120,606
Semiconductors & Semiconductor Equipment — 1.2%
Allegro MicroSystems, Inc.
(a)
............ 11,449 323,320
Amkor Technology, Inc. ................ 17,160 686,743
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Astera Labs, Inc.
(a)
................... 3,353 $ 202,890
Cirrus Logic, Inc.
(a)
................... 8,183 1,044,642
Lattice Semiconductor Corp.
(a) (b)
.......... 20,729 1,202,075
MACOM Technology Solutions Holdings, Inc.
(a)
8,491 946,492
MKS Instruments, Inc.
(b)
............... 10,176 1,328,782
Onto Innovation, Inc.
(a)
................ 7,455 1,636,820
Qorvo, Inc.
(a)
....................... 14,664 1,701,610
Universal Display Corp. ............... 7,100 1,492,775
Wolfspeed, Inc.
(a) (b)
................... 18,946 431,211
10,997,360
Software — 3.0%
Appfolio, Inc. , Class A
(a)
............... 3,346 818,331
Aspen Technology, Inc.
(a)
............... 4,094 813,191
Bentley Systems, Inc. , Class B ........... 21,330 1,052,849
BILL Holdings, Inc.
(a)
.................. 15,588 820,241
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 64,040 711,484
Confluent, Inc. , Class A
(a) (b)
............. 36,795 1,086,556
Dolby Laboratories, Inc. , Class A ......... 8,897 704,909
DoubleVerify Holdings, Inc.
(a)
............ 22,135 430,968
Dropbox, Inc. , Class A
(a)
............... 37,848 850,445
Dynatrace, Inc.
(a)
.................... 39,616 1,772,420
Elastic NV
(a)
....................... 12,385 1,410,775
Five9, Inc.
(a) (b)
...................... 11,155 491,936
Gen Digital, Inc. ..................... 85,674 2,140,137
Gitlab, Inc. , Class A
(a)
................. 18,035 896,700
Guidewire Software, Inc.
(a)
.............. 12,459 1,717,972
HashiCorp, Inc. , Class A
(a)
.............. 14,643 493,323
Informatica, Inc. , Class A
(a) (b)
............ 9,721 300,184
Manhattan Associates, Inc.
(a)
............ 9,323 2,299,798
nCino, Inc.
(a)
....................... 12,561 395,043
Nutanix, Inc. , Class A
(a)
................ 36,967 2,101,574
Pegasystems, Inc. ................... 6,848 414,509
Procore Technologies, Inc.
(a) (b)
........... 16,026 1,062,684
RingCentral, Inc. , Class A
(a)
............. 12,506 352,669
SentinelOne, Inc. , Class A
(a)
............. 34,893 734,498
Smartsheet, Inc. , Class A
(a)
............. 19,298 850,656
Teradata Corp.
(a)
.................... 14,770 510,451
UiPath, Inc. , Class A
(a)
................ 59,220 750,910
Unity Software, Inc.
(a)
................. 45,274 736,155
26,721,368
Specialized REITs — 0.7%
CubeSmart ........................ 34,057 1,538,355
EPR Properties ..................... 11,372 477,396
Gaming & Leisure Properties, Inc. ........ 39,648 1,792,486
Lamar Advertising Co. , Class A .......... 13,254 1,584,251
National Storage Affiliates Trust .......... 10,902 449,380
Rayonier, Inc. ...................... 22,486 654,118
6,495,986
Specialty Retail — 1.8%
Advance Auto Parts, Inc. ............... 9,060 573,770
AutoNation, Inc.
(a) (b)
.................. 3,923 625,248
Bath & Body Works, Inc. ............... 34,250 1,337,462
Carvana Co. , Class A
(a)
................ 16,052 2,066,213
Dick's Sporting Goods, Inc. ............. 8,663 1,861,246
Five Below, Inc.
(a)
.................... 8,274 901,618
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 15,979 1,588,472
GameStop Corp. , Class A
(a) (b)
............ 40,966 1,011,451
Gap, Inc. (The) ..................... 30,902 738,249
Lithia Motors, Inc. , Class A ............. 4,125 1,041,356
Murphy USA, Inc. ................... 2,866 1,345,472
Penske Automotive Group, Inc. .......... 2,808 418,448
RH
(a)
............................ 2,266 553,901
Valvoline, Inc.
(a)
..................... 19,660 849,312

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
............... 14,052 $ 740,962
15,653,180
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc. , Class A
(a) (b)
........... 44,144 2,834,486
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(a)
................... 18,437 231,753
Birkenstock Holding plc
(a)
.............. 3,978 216,443
Capri Holdings Ltd.
(a)
................. 17,268 571,225
Carter's, Inc.
(b)
...................... 5,458 338,232
Columbia Sportswear Co. .............. 5,062 400,303
Crocs, Inc.
(a)
....................... 9,051 1,320,903
PVH Corp. ........................ 8,719 923,081
Ralph Lauren Corp. , Class A ............ 5,861 1,026,027
Skechers USA, Inc. , Class A
(a)
........... 20,574 1,422,075
Tapestry, Inc. ....................... 34,857 1,491,531
Under Armour, Inc. , Class A
(a)
............ 29,973 199,920
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 29,464 192,400
VF Corp. ......................... 53,259 718,996
9,052,889
Trading Companies & Distributors — 0.8%
Air Lease Corp. , Class A ............... 15,874 754,491
Core & Main, Inc. , Class A
(a) (b)
........... 25,253 1,235,882
MSC Industrial Direct Co., Inc. , Class A ..... 6,984 553,901
SiteOne Landscape Supply, Inc.
(a)
......... 6,787 824,010
Watsco, Inc. ....................... 5,265 2,438,958
WESCO International, Inc. .............. 6,638 1,052,256
6,859,498
Water Utilities — 0.2%
Essential Utilities, Inc. ................. 38,329 1,430,821
Total Common Stocks — 58 .1%
(Cost: $ 510,911,457 ) .............................. 517,787,139
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(b) (c)
............ 1,830,700 $ 371,430,723
Total Investment Companies — 41 .7%
(Cost: $ 357,748,207 ) .............................. 371,430,723
Total Long-Term Investments — 99.8%
(Cost: $ 868,659,664 ) .............................. 889,217,862
Short-Term Securities
Money Market Funds — 34.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 307,287,951 307,410,866
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 653,635 653,635
Total Short-Term Securities — 34 .5%
(Cost: $ 308,042,499 ) .............................. 308,064,501
Total Investments — 134 .3%
(Cost: $ 1,176,702,163 ) ............................ 1,197,282,363
Liabilities in Excess of Other Assets — (34.3) % ............ (306,041,780)
Net Assets — 100.0% ...............................
$ 891,240,583
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 326,611,802 $ — $ (19,193,087)
(a)
$ (17,037) $ 9,188 $ 307,410,866 307,287,951 $ 327,016
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,398,138 — (744,503)
(a)
— — 653,635 653,635 20,340 —
iShares Russell 2000 ETF ... 451,470,147 55,652,828 (119,473,876) 9,273,638 (25,492,014) 371,430,723 1,830,700 1,276,652 —
$ 9,256,601 $ (25,482,826) $ 679,495,224 $ 1,624,008 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 12 09/20/24 $ 1,239 $ 4,571
S&P Midcap 400 E-Mini Index ................................................. 4 09/20/24 1,183 2,658
$ 7,229
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 517,781,484 $ 5,655 $ — $ 517,787,139
Investment Companies ..................................... 371,430,723 — — 371,430,723
Short-Term Securities
Money Market Funds ...................................... 308,064,501 — — 308,064,501
$ 1,197,276,708 $ 5,655 $ — $ 1,197,282,363
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,229 $ — $ — $ 7,229
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust